Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Normal statute of limitation Period, federal tax purpose	3 years
Reconciliation of unrecognized tax benefits:
Gross tax contingencies - beginning of the period	$ 51,146	$ 37,563	$ 31,408
Gross additions based on tax positions related to the current year	3,984	5,985	6,598
Gross additions for tax positions of prior years	13,717	20,275	3,912
Gross reductions for tax positions of prior years	(2,699)	(1,370)	(427)
Lapses of statutes	(5,350)	(1,312)	(2,829)
Settlements	(4,847)	(9,995)	(1,099)
Gross tax contingencies - end of the period	55,951	51,146	37,563
Unrecognized tax benefits included in other long-term liabilities	53,078
Unrecognized tax benefit included in deferred income taxes	2,873
Unrecognized tax benefits, net of federal tax benefit	41,990
Unrecognized tax position, if recognized, that would affect the effective tax rate	$ 6,560
Minimum
Income Taxes
Normal Statute of Limitation Period for State Tax Purpose	3 years
Maximum
Income Taxes
Normal Statute of Limitation Period for State Tax Purpose	5 years